Intangible Assets - Computer Software, Net - License Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Computer software
Computer software, Gross	$ 1,232,998	$ 1,180,582
Computer software, accumulated amortization	(849,283)	(757,394)
Computer software, Net	383,715	423,188
License Agreements
Computer software
Computer software, Gross	24,421	23,665
Computer software, accumulated amortization	$ (15,918)	$ (14,634)